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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10455

                          Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2005 through April 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                    PIONEER
                             -----------------------
                                     GLOBAL
                                   HIGH YIELD
                                      FUND

                                   Semiannual
                                     Report

                                    4/30/06

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            9

Prices and Distributions                                                    10

Performance Update                                                          11

Comparing Ongoing Fund Expenses                                             15

Schedule of Investments                                                     17

Financial Statements                                                        31

Notes to Financial Statements                                               39

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                     47

Trustees, Officers and Service Providers                                    53

                                                                     President's

Dear Shareowners,
--------------------------------------------------------------------------------
The six and 12 months ending April 30, 2006, have been characterized by strong global growth, rising commodity and stock prices, and rising interest rates. While markets reversed in May (U.S. Treasury bond yields, stock markets, and commodity prices all turned down), we believe the basic fundamental pattern of strong global economic growth remains intact.

According to the International Monetary Fund, global economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match 2005 levels. Growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, rising corporate profits, and rising interest rates. These have been the basic ingredients of the equity bull market and relatively weak bond market over the six months ending April 30, 2006.

The bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to rise as the economy reaches full employment. In this environment, strong economic growth may lead to inflation and higher interest rates, while slowing economic growth is welcomed by the markets.

While first quarter economic growth was strong, it looks as if the slowdown in the U.S. economy that we have been anticipating for the second half of the year may be starting to unfold. The U.S. unemployment rate reached a five-year low of 4.6 percent in May, but employment growth slowed to only 75,000 new jobs, the smallest increase since the Katrina-distorted result of October 2005. The housing market is cooling, as is non-essential consumer spending.

The U.S. Federal Reserve has not yet paused in its program of measured increases in short-term interest rates, and it appears likely that the Fed will raise rates again at the end of June. Global stock markets declined in May after the Fed warned that the central bank remains determined to keep inflation low. Fed vigilance against inflation and resolve to hike interest rates as necessary to keep inflation pressures well-contained puts short-term pressure on markets, but is investor-friendly over the intermediate-to-longer term. By restraining inflation,

Letter

the Fed may limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we believe a desirable moderate slowing of U.S. economic growth appears likely, with beneficial impacts on inflation and interest rates, while global growth prospects remain strong. We think security market valuations remain reasonable. However, there are no guarantees in investing. We know from a long-view of history that sudden shifts in investor sentiment can occur with little warning. This unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/06
--------------------------------------------------------------------------------

High-yielding securities performed well throughout the global markets during the six months ended April 30, 2006. With a backdrop of sustained economic growth and improving corporate fundamentals, investors felt confident in taking on credit risk and sought out bonds offering a yield advantage over higher-quality securities. The persistent recovery of the world economy and strong results from high-yielding bonds came despite the continued efforts of the U.S. Federal Reserve Board and other central banks to restrain growth by raising short-term interest rates. In the following discussion, Andrew D. Feltus, leader of the team managing Pioneer Global High Yield Fund, provides an update on the Fund, its investment strategies and the investment environment for the six months ended April 30, 2006.

Q:   How did the Fund perform?

A: In a favorable environment, the Fund's performance surpassed its benchmarks and competitive averages. Pioneer Global High Yield Fund Class A shares had a total return of 7.13%, at net asset value, for the six months ended April 30, 2006. In comparison, the Merrill Lynch Global High Yield and Emerging Markets Plus Index returned 5.76%, while the Merrill Lynch High Yield Master II Index gained 4.98%. The average return of the 457 funds in Lipper's High Current Yield category was 5.10% for the same six months.

     The Fund also produced an attractive stream of income for shareholders. The 30-day SEC yield for Class A shares, for example, was 6.54% on April 30, 2006.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the principal factors affecting Fund performance?

A: The sustained economic recovery remained the driving influence on high-yield bond performance for the period. In this environment of strong growth and rising corporate profits, default rates of high-yield corporate debt remained relatively low. Investors showed

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     their willingness to accept the credit risks associated with lower-rated, high-yielding investments and high-yield corporate bonds outperformed high-grade bonds.

     Economies throughout the world continued to expand in the face of the tightening monetary policies of the U.S. Federal Reserve and other central banks. By the end of the period on April 30, 2006, the Fed had raised the Fed funds rate 15 times since June 2004, hiking the rate from 1.00% to 4.75%, with more rate increases anticipated. While some signs were beginning to emerge that the pace of economic growth was slowing, other evidence remained that economies still were growing strongly and that the potential for increased inflation might be building. Gross Domestic Product
     (GDP) in the United States, for example, grew at an annualized rate of 5.50% in the first quarter of 2006, while rising commodity and energy prices appeared to be adding to inflationary pressures. The fear of rising inflation added a measure of volatility to the fixed-income markets, especially affecting Treasuries and other high-quality, interest-rate sensitive sectors. The volatility intensified late in the fiscal year, as Treasury rates rose. At the same time, the U.S. dollar weakened against most major foreign currencies. In the first four months of 2006, for example, the dollar lost 6% of its value relative to the euro.

     Emerging market debt outperformed domestic high-yield bonds, based upon the fundamental improvement in the economies of many developing nations that benefited from high commodity prices and the global economic expansion. High-yield corporate debt in foreign developed nations also did well, helped by weakness in the U.S. dollar and the growing investor appetite for higher yields.

Q:   How did you position the Fund in this environment?

A: We emphasized domestic high-yield bonds over both emerging market debt and international high-yield debt. Although emerging market securities were performing well, we were concerned about their tight yield advantages over other fixed-income securities, and we did not believe investors were adequately compensated for the risks. Political risks were especially prominent in Latin America, where several countries were preparing for national elections that could affect the capital markets. We also believed that the sovereign debt of many emerging nations was over-valued. We tended to focus our emerging markets investments on good high-yield

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/06                            (continued)
--------------------------------------------------------------------------------

     companies whose debt was selling at discounts to the debt of comparable high-yield companies in the United States and Europe. We also emphasized investments in Asia, especially nations that were affected by the dynamic growth in China.

     At the end of the six-month period, 55.4% of Fund assets were invested in the domestic high-yield market, with 29.8% in emerging markets and 11.6% in international high yield. Average credit quality was B, as measured by credit rating agency Standard & Poor's, on April 30, 2006.

Q: What strategies and investments had the greatest impact on investment results?

A: Good security selection was the primary driver of performance, helping the Fund outperform its benchmarks despite our de-emphasis of the better-performing emerging market and foreign high-yield areas. Within our foreign allocations, we overweighted Norway, with a special emphasis on oil services companies that were positioned to benefit from the strong energy market. Bonds of oil services companies, such as Kvaerner, Sevan Marine and Thule Drilling all performed particularly well. Our heavier relative position in the bonds of basic materials companies in general also helped Fund results as these companies gained with rising commodity markets.

     We also had established positions in the bonds of several companies that subsequently announced that they were being acquired or restructuring their finances by issuing initial public stock offerings. Bonds that appreciated in value as companies announced they were being acquired included securities of: Indo Coal, an Indonesian coal company; Doane Pet Care, a pet food company; and Stone Energy, an oil and gas producer. Hexion Specialty Chemicals (Resolution Performance), another company whose bonds we held, announced it intended to issue a new stock offering and bought back its bonds. Performance also received a boost when Navistar, the truck manufacturer, was forced to buy back its debt because it was late in filing financial statements.

     Our holdings in airline industry bonds helped Fund performance, as securities issued by Continental and AMR, parent of American Airlines, appreciated as the industry gained improved pricing power. Other successful investments included securities of chemical

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     company Celanese and of Pegasus Solutions, which provides an automated reservations system for the hospitality industry.

     Our underweight position in foreign currencies held back performance during a period in which the dollar weakened. Also detracting from results were our positions in several companies that ran into difficulties, although none defaulted on their debt. Mandra Forestry, a Chinese company, had disappointing results because of greater-than-expected harvesting costs. School bus operator Atlantic Express, another disappointment, was affected by rising fuel costs. While many holdings benefited from the growing economy, Stanadyne was an exception. This manufacturer of filters for construction machinery and tractors had difficulty keeping up with growing demand for its products. As it spent more money to increase its production, its profit margins declined.

Q:   What is your investment outlook?

A: As a consequence of the combination of higher interest rates and rising commodity prices, we anticipate a slowing from the relatively torrid pace of global economic growth that we have witnessed during the past two years. As rates have risen, we have become more cautious and reduced the Fund's sensitivity to interest rates by shortening duration, a measure of a bond's price sensitivity to changes in interest rates. On April 30, 2006, for example, the Fund's effective duration was 4.2 years. This short duration also gives us the flexibility to re-invest in attractive opportunities as they appear.

     We anticipate that we shall continue to be underweighted in emerging markets, where we think valuations do not justify the risks of the asset class. Although we are concerned about weakness in the dollar, we have not found many foreign bonds with valuations that would justify our investment.

     We expect to maintain an emphasis on the U.S. high-yield market, where corporations are in generally solid financial shape. In the domestic market, we seek to find the most attractive yields and values relative to other fixed-income asset classes.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/06                            (continued)
--------------------------------------------------------------------------------

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/06
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(as a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

Corporate Bonds                                          92.8%
Asset Backed Securities                                   3.2%
Temporary Cash Investment                                 1.2%
Covertible Corporate Bonds                                1.1%
Foreign Government Bonds                                  0.8%
U.S. Government Agency Obligations                        0.6%
Collateralized Mortgage Obligations                       0.3%


10 Largest Holdings
--------------------------------------------------------------------------------
(as a percentage of total long-term securities)*

 1.   Kvaerner ASA, 0.0%, 10/30/11                                  1.50%
 2.   Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                 1.29
 3.   J. Ray McDermott SA, 11.0%, 12/15/13 (144A)                   1.28
 4.   Warner Chilcott Corp., 9.0%, 2/1/15 (144A)                    1.25
 5.   DDI Holding AS, 9.3%, 1/19/12                                 1.25
 6.   Braskem SA, 11.75%, 1/22/14                                   1.24
 7.   Noble Group, Ltd., 6.625%, 3/17/15 (144A)                     1.21
 8.   Corp Interamer De Entret, 8.875%, 6/14/15 (144A)              1.20
 9.   Invista, 9.25%, 5/1/12 (144A)                                 1.14
10.   Crystal US Holdings, Inc., Floating Rate Note, 10/1/14 (c)    1.11

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

        Class                   4/30/06         4/30/05
        -----                   -------         -------
           A                    $12.24          $ 11.88
           B                    $12.22          $ 11.85
           C                    $12.18          $ 11.82
           Y                    $12.03          $   -  *


Distributions Per Share
--------------------------------------------------------------------------------

                                5/1/05 - 4/30/06
                      -------------------------------------
         Class        Dividends    Short-Term    Long-Term
         -----        ---------    ----------    ---------
           A            $0.4390     $   -          $ 0.0336
           B            $0.3901     $   -          $ 0.0336
           C            $0.3909     $   -          $ 0.0336
           Y            $0.2870     $   -          $   -   *


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index tracks the performance of the below and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The Index defined here pertains to the Value of $10,000 Investment charts appearing on pages 11-14.

* N/A - Inception date for Class Y shares was December 28, 2005.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2006)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
Life-of-Fund
(8/23/01)                  14.44%        13.32%
1 Year                     11.60          6.55
--------------------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

               Pioneer          ML Global High Yield
             Global High        and Emerging Markets
              Yield Fund            Plus Index
8/01           $  9,550              $ 10,000
4/02             10,163                10,157
4/04             14,238                13,332
4/06             18,021                16,199

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in funds (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other Fund expenses; otherwise, returns would have been lower.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2006)
                             If          If
Period                      Held      Redeemed
Life-of-Class
(11/21/03)                  10.95%      9.88%
1 Year                      10.80       6.80
--------------------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

               Pioneer          ML Global High Yield
             Global High        and Emerging Markets
              Yield Fund            Plus Index
11/03          $ 10,000               $ 10,000
4/04             10,277                 10,318
4/05             11,563                 11,390
4/06             12,511                 12,536

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2006)
                             If          If
Period                      Held      Redeemed
Life-of-Class
(11/21/03)                  10.64%      10.64%
1 Year                      10.77       10.77
--------------------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

               Pioneer          ML Global High Yield
             Global High        and Emerging Markets
              Yield Fund            Plus Index
11/03          $ 10,000              $ 10,000
4/04             10,211                10,318
4/05             11,487                11,390
4/06             12,724                12,536

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2006)
                             If          If
Period                      Held      Redeemed
Life-of-Class
(8/27/01)                   14.01%      14.01%
1 Year                       9.68       9.68
--------------------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

               Pioneer          ML Global High Yield
             Global High        and Emerging Markets
              Yield Fund            Plus Index
8/01           $ 10,000              $ 10,000
4/02             10,643                10,157
4/03             12,674                11,601
4/04             14,910                13,332
4/05             16,911                14,717
4/06             18,547                16,199

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy through December 28, 2005, the inception date of Class Y shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on actual returns from November 1, 2005 through April 30, 2006.

Share Class                          A              B              C              Y**
---------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 11/01/05

Ending Account Value             $1,071.30      $1,068.00      $1,067.40      $1,052.80
On 4/30/06

Expenses Paid During Period*     $    5.65      $    9.64      $    9.53      $   21.69

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.88%, 1.86% and 6.22% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

** Class Y Shares are multiplied by the average account value over the period, multiplied by 124/365 (to reflect the period since inception).

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from November 1, 2005 through April 30, 2006

Share Class                          A              B              C              Y**
-----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00        $1,000.00
On 11/01/05

Ending Account Value             $1,019.34      $1,015.47      $1,015.57        $  995.86
On 4/30/06

Expenses Paid During Period*     $    5.51      $    9.39      $    9.30        $   21.09

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.88%, 1.86% and 6.22% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

** Class Y shares are multiplied by the average account value over the period, multiplied by 124/365 (to reflect the period since inception).

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06 (unaudited)
--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           CONVERTIBLE CORPORATE BONDS - 1.1%
                           Pharmaceuticals & Biotechnology - 0.9%
                           Biotechnology - 0.0%
    $        10,000        Cubist Pharmaceuticals, 5.5%, 11/1/08             $      9,688
                                                                             ------------
                           Pharmaceuticals - 0.9%
          9,860,000        Pharm Resources, 2.875%, 9/30/10                  $  8,183,800
                                                                             ------------
                           Total Pharmaceuticals & Biotechnology             $  8,193,488
                                                                             ------------
                           Software & Services - 0.2%
                           Data Processing & Outsourced Services - 0.2%
          1,600,000        Pegasus Solutions, Inc., 3.875%, 7/15/23          $  1,584,000
                                                                             ------------
                           Total Software & Services                         $  1,584,000
                                                                             ------------
                           TOTAL CONVERTIBLE CORPORATE BONDS
                           (Cost $9,594,084)                                 $  9,777,488
                                                                             ------------
                           ASSET BACKED SECURITIES - 3.1%
                           Transportation - 1.1%
                           Airlines - 1.1%
          1,371,726        American Airlines, Inc, 7.377%, 5/23/19           $  1,261,988
            602,222        American Airlines, Inc., 9.71%, 1/30/07                601,469
          6,211,983        American Airlines, Inc., 7.379%, 5/23/16             5,621,844
          2,494,099        Continental Airline, Inc., 8.499%, 5/1/11            2,396,255
            135,964        Continental Airlines, Inc., 8.312%, 4/2/11             129,441
                                                                             ------------
                                                                             $ 10,010,997
                                                                             ------------
                           Total Transportation                              $ 10,010,997
                                                                             ------------
                           Retailing - 0.6%
                           Distributors - 0.6%
          5,720,000        NTComex, Inc., 11.75%, 1/15/11 (144A)             $  5,777,200
                                                                             ------------
                           Total Retailing                                   $  5,777,200
                                                                             ------------
                           Utilities - 1.4%
                           Electric Utilities - 1.4%
          2,147,015        FPL Energy Wind Funding, 6.876%,
                             6/27/17 (144A)                                  $  2,149,699
          1,756,644        FPL Energy National Wind, 6.125%,
                             3/25/19 (144A)                                     1,700,519
          8,696,961        Ormat Funding Corp., 8.25%, 12/30/20                 9,044,839
                                                                             ------------
                                                                             $ 12,895,057
                                                                             ------------
                           Total Utilities                                   $ 12,895,057
                                                                             ------------
                           TOTAL ASSET BACKED SECURITIES
                           (Cost $27,519,848)                                $ 28,683,254
                                                                             ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06                                    (continued)
--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
                           Diversified Financials - 0.3%
                           Diversified Financial Services - 0.3%
    $     2,500,000        Tower 2004-2A F, 6.376%, 12/15/14                 $  2,456,465
                                                                             ------------
                           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                           (Cost $2,500,000)                                 $  2,456,465
                                                                             ------------
                           CORPORATE BONDS - 90.6%
                           Energy - 10.2%
                           Coal & Consumable Fuels - 0.6%
          5,800,000        Adaro Finance B.V., 8.5%, 12/8/10 (144A)          $  5,988,500
                                                                             ------------
                           Oil & Gas Drilling - 1.6%
          1,890,000        Copano Energy LLC, 8.125%, 3/1/16 (144A)          $  1,941,975
         11,000,000        DDI Holding AS, 9.3%, 1/19/12                       11,110,000
                                                                             ------------
                                                                             $ 13,051,975
                                                                             ------------
                           Oil & Gas Equipment & Services - 3.8%
          9,793,000        J. Ray McDermott SA, 11.0%, 12/15/13 (144A)       $ 11,372,121
          3,765,000        Pipe Acquisition Finance, Floating Rate Note,
                             12/15/10 (144A)                                    3,727,350
          4,000,000        Semgroup LP, 8.75%, 11/15/15 (144A)                  4,080,000
          6,400,000        Sevan Marine ASA, 9.75%, 1/31/11                     6,470,400
NOK      40,000,000        Sevan Marine, 9.0%, 3/31/08                          6,773,070
NOK      22,000,000        Thule Drilling, 10.0%, 5/10/07                       4,010,371
                                                                             ------------
                                                                             $ 36,433,312
                                                                             ------------
                           Oil & Gas Exploration & Production - 3.7%
             60,000        Baytex Energy, Ltd., 9.625%, 7/15/10 (144A)       $     63,300
          4,735,000        Baytex Energy, Ltd., 9.625%, 7/15/10                 4,995,425
          6,395,000        Clayton Williams Energy, 7.75%, 8/1/13               6,027,288
          2,000,000        Gazprom International SA, 7.201%,
                             2/1/20 (144A)                                      2,087,500
          4,270,000        Harvest Operations Corp., 7.875%, 10/15/11           4,184,600
          3,400,000        Mariner Energy, Inc., 7.5%, 4/15/13 (144A)           3,366,000
          5,950,000        Petroquest Energy, Inc., 10.375%, 5/15/12            6,321,875
          3,815,000        Quicksilver Resources, Inc., 7.125%, 4/1/16          3,757,775
          3,115,000        Stone Energy Corp., 6.75%, 12/15/14                  3,130,575
                                                                             ------------
                                                                             $ 33,934,338
                                                                             ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           Oil & Gas Storage & Transportation - 0.5%
    $       960,000        Inergy LP, 8.25%, 3/1/16 (144A)                   $    986,400
          1,865,000        Targa Resources, Inc., 8.5%, 11/1/13 (144A)          1,888,313
          1,210,000        Transmontaigne, Inc., 9.125%, 6/1/10                 1,303,775
                                                                             ------------
                                                                             $  4,178,488
                                                                             ------------
                           Total Energy                                      $ 93,586,613
                                                                             ------------
                           Materials - 21.1%
                           Aluminum - 1.8%
         12,095,000        Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)     $ 11,429,775
          4,850,000        Indalex Holding, 11.5%, 2/1/14 (144A)                4,813,625
                                                                             ------------
                                                                             $ 16,243,400
                                                                             ------------
                           Commodity Chemicals - 3.2%
            515,000        Arco Chemical Co., 9.8%, 2/1/20                   $    576,800
          5,620,000        Aventine Renewable Energy, Floating Rate Note,
                             12/15/11                                           5,901,000
          5,525,000        Basell Finance Co., 8.1%, 3/15/27 (144A)             5,262,563
          9,465,000        Invista, 9.25%, 5/1/12 (144A)                       10,103,888
          6,980,000        Verasun Energy Corp., 9.875%, 12/15/12 (144A)        7,433,700
                                                                             ------------
                                                                             $ 29,277,951
                                                                             ------------
                           Construction Materials - 1.2%
          3,750,000        RMCC Acquisition Co., 9.5%, 11/1/12 (144A)        $  3,918,750
          6,900,000        U.S. Concrete, Inc., 8.375%, 4/1/14                  7,089,750
                                                                             ------------
                                                                             $ 11,008,500
                                                                             ------------
                           Diversified Chemical - 4.0%
          2,640,000        Braskem International, Ltd., 9.375%,
                             6/1/15 (144A)                                   $  2,890,800
          9,070,000        Braskem SA, 11.75%, 1/22/14                         11,020,050
            755,000        Braskem SA, 11.75%, 1/22/14 (144A)                     917,325
EURO        640,000        Huntsman International LLC., 10.125%, 7/1/09           827,348
          3,045,000        Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)     3,686,743
          5,650,000        LPG International, Inc., 7.25%, 12/20/15 (144A)      5,494,625
EURO      5,515,000        Nell AF Sarl, 8.375%, 8/15/15 (144A)                 7,138,106
          2,250,000        Resolution Perform Production, 8.0%, 12/15/09        2,368,125
EURO      1,647,000        Rhodia SA, 9.25%, 6/1/11                             2,227,795
                                                                             ------------
                                                                             $ 36,570,917
                                                                             ------------
                           Diversified Metals & Mining - 0.9%
          2,550,000        Vale Overseas, Ltd., 8.25%, 1/17/34               $  2,830,500
          5,795,000        Vedenta Resources Plc, 6.625%, 2/22/10 (144A)        5,684,663
                                                                             ------------
                                                                             $  8,515,163
                                                                             ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           Forest Products - 1.4%
    $     4,170,000        Ainsworth Lumber, 6.75%, 3/15/14                  $  3,554,925
            450,000        Ainsworth Lumber, 6.75%, 3/15/14                       383,625
          4,175,000        Mandra Foresty, 12.0%, 5/15/13 (144A)                3,590,500
EURO         10,000        MDP Acquisitions Plc., 10.125%, 10/1/12 (144A)          14,031
          5,125,000        Sino Forest Corp., 9.125%, 8/17/11 (144A)            5,515,781
                                                                             ------------
                                                                             $ 13,058,862
                                                                             ------------
                           Metal & Glass Containers - 0.3%
          2,885,000        Vitro Envases Norteamerica, 10.75%,
                             7/23/11 (144A)                                  $  3,043,675
                                                                             ------------
                           Paper Packaging - 2.7%
          6,425,000        AEP Industries, Inc., 7.875%, 3/15/13             $  6,569,563
          8,605,000        Graham Packaging Co., 9.875%, 10/15/14 (c)           8,841,638
          9,280,000        Graphic Packaging Co., 9.5%, 8/15/13 (c)             9,001,600
                                                                             ------------
                                                                             $ 24,412,801
                                                                             ------------
                           Paper Products - 0.9%
          6,600,000        Exopac Holding Corp., 11.25%, 2/1/14 (144A)       $  6,699,000
          1,720,000        P.H. Glatfelter, 7.125%, 5/1/16 (144A)               1,726,809
                                                                             ------------
                                                                             $  8,425,809
                                                                             ------------
                           Precious Metals & Minerals - 0.3%
          2,625,000        Alrosa Finance SA, 8.875%, 11/17/14 (144A)        $  2,976,094
                                                                             ------------
                           Specialty Chemicals - 3.0%
         12,455,000        Crystal US Holdings, Inc., Floating Rate Note,
                             10/1/14 (c)                                     $  9,839,450
          3,330,000        Ferro Corp., 7.625%, 5/1/13                          3,271,725
            950,000        Kronos International, Inc., 6.5%, 4/15/13 (144A)     1,186,160
          5,570,000        Polyone Corp., 8.875%, 5/1/12 (c)                    5,653,550
          7,050,000        Resolution Performance, 13.5%, 11/15/10              7,543,500
                                                                             ------------
                                                                             $ 27,494,385
                                                                             ------------
                           Steel - 1.4%
          6,210,000        CSN Islands IX Corp., 10.5%, 1/15/15 (144A)       $  7,141,500
          2,765,000        CSN Islands IX Corp., 9.5%, 7/1/49 (144A)            2,834,125
          3,160,000        Edgen Acquisition Corp., 9.875%, 2/1/11              3,152,100
                                                                             ------------
                                                                             $ 13,127,725
                                                                             ------------
                           Total Materials                                   $194,155,282
                                                                             ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           Capital Goods - 9.2%
                           Building Products - 2.7%
    $     6,715,000        Builders Firstsource Inc., Floating Rate Note,
                             2/15/12                                         $  6,966,813
          2,790,000        Caue Finance, Ltd., 8.875%, 8/1/15 (144A)            3,023,663
          5,780,000        Desarrolladora Homex SA, 7.5%, 9/28/15               5,571,920
          4,675,000        Loma Negra C.I.A.S.A., 7.25%, 3/15/13 (144A)         4,558,125
          3,500,000        Ray Acquisition, 9.375%, 3/16/15 (144A)              4,767,340
                                                                             ------------
                                                                             $ 24,887,861
                                                                             ------------
                           Construction & Engineering - 1.4%
NOK      85,428,200        Kvaerner ASA, 0.0%, 10/30/11                      $ 13,288,677
                                                                             ------------
                           Construction & Farm Machinery & Heavy Trucks - 1.9%
          3,430,000        Accuride Corp., 8.5%, 2/1/15                      $  3,387,125
          1,200,000        Commercial Vehicle Group, 8.0%, 7/1/13               1,200,000
          2,450,000        Greenbrier Co., Inc., 8.375%, 5/15/15                2,563,313
         13,800,000        Stanadyne Corp., Floating Rate Note, 2/15/15         7,038,000
          3,340,000        Stanadyne Corp., 10.0%, 8/15/14                      3,072,800
                                                                             ------------
                                                                             $ 17,261,238
                                                                             ------------
                           Electrical Component & Equipment - 0.3%
          1,975,000        Vac Finanzierung BMGH, 9.25%, 4/15/16 (144A)      $  2,590,507
                                                                             ------------
                           Heavy Electrical Equipment - 1.2%
          3,030,000        Altra Industrial Motion, 9.0%, 12/1/11            $  3,045,150
          1,750,000        Altra Industrial Motion, Inc., 11.25%,
                             2/15/13 (144A)                                     3,251,562
          4,750,000        Hawk Corp., 8.75%, 11/1/14                           4,773,750
                                                                             ------------
                                                                             $ 11,070,462
                                                                             ------------
                           Trading Companies & Distributors - 1.7%
          5,125,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)        $  4,832,880
         12,200,000        Noble Group, Ltd., 6.625%, 3/17/15 (144A)           10,772,990
                                                                             ------------
                                                                             $ 15,605,870
                                                                             ------------
                           Total Capital Goods                               $ 84,704,615
                                                                             ------------
                           Commercial Services & Supplies - 6.7%
                           Diversified Commercial Services - 3.1%
          1,115,000        Ashtead Holdings Plc, 8.625%, 8/1/15 (144A)       $  1,154,025
          7,055,000        Cardtronics, Inc., 9.25%, 8/15/13 (144A)             7,002,088
          1,500,000        Cornell Co's, Inc., 10.75%, 7/1/12                   1,567,500
          7,200,000        FS Funding AS, Floating Rate Note, 5/15/16 (144A)    9,080,648
          2,930,000        FTI Consulting, 7.625%, 6/15/13                      3,083,825

The accompanying notes are an integral part of these financial statements.   21

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06                                    (continued)
--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           Diversified Commercial Services - continued
    $     3,420,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14      $  3,231,900
          3,675,000        United Rentals NA, Inc., 7.75%, 11/15/13 (c)         3,693,375
                                                                             ------------
                                                                             $ 28,813,361
                                                                             ------------
                           Environmental & Facilities Services - 2.6%
          3,570,000        Clean Harbors, Inc., 11.25%, 7/15/12 (144A)       $  4,034,100
          7,330,000        Hydrochem Industrial Service, 9.25%,
                             2/15/13 (144A)                                     7,275,025
          5,250,000        New Reclamation Group, 8.125%, 2/1/13 (144A)         6,737,178
          5,300,000        Waste Services, Inc., 9.5%, 4/15/14                  5,485,500
                                                                             ------------
                                                                             $ 23,531,803
                                                                             ------------
                           Human Resource & Employment Services - 0.4%
          4,185,000        Knowledge Learning Center, 7.25%, 2/1/15
                             (144A)                                          $  3,970,519
                                                                             ------------
                           Office Services & Supplies - 0.6%
          5,485,000        Nutro Products, Inc., 10.75%, 4/15/14 (144A)      $  5,676,975
                                                                             ------------
                           Total Commercial Services & Supplies              $ 61,992,658
                                                                             ------------
                           Transportation - 4.4%
                           Airlines - 1.6%
            870,000        AMR Corp, 10.2%, 3/15/20 (c)                      $    772,125
            810,000        AMR Corp., 9.0%, 8/1/12                                779,625
          6,910,000        Continental Air, Inc., 7.568%, 12/1/06               6,867,969
          5,250,000        Gol Finance, 8.75%, 4/29/49 (144A)                   5,092,500
          3,100,000        Northwest Airlines, Inc., 10.0%, 2/1/09              1,302,000
                                                                             ------------
                                                                             $ 14,814,219
                                                                             ------------
                           Highways & Railtrack - 0.4%
          4,250,000        Atlantic Express Transport, 12.0%, 4/15/08        $  3,596,563
                                                                             ------------
                           Marine - 2.0%
          1,615,000        CMA CGM SA, 7.25%, 2/1/13 (144A)                  $  1,587,070
          3,251,000        H-Lines Finance Holding, Floating Rate Note,
                             4/1/13                                             2,763,350
          1,500,000        Seabulk International, Inc., 9.5%, 8/15/13           1,665,000
          3,750,000        Ship Finance International, Ltd., 8.5%, 12/15/13     3,515,625
          6,920,000        Stena AB, 7.0%, 12/1/16                              6,539,400
          2,660,000        Trailer Bridge, Inc., 9.25%, 11/15/11                2,729,825
                                                                             ------------
                                                                             $ 18,800,270
                                                                             ------------
                           Railroads - 0.4%
          3,855,000        TFM SA De CV, 9.375%, 5/1/12                      $  4,144,125
                                                                             ------------
                           Total Transportation                              $ 41,355,177
                                                                             ------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           Automobiles & Components - 3.0%
                           Auto Parts & Equipment - 0.3%
    $     3,790,000        Cooper Standard Auto, 8.375%, 12/15/14            $  3,088,850
                                                                             ------------
                           Automobile Manufacturers - 1.7%
          6,955,000        Ford Motor Credit Corp., 7.375%, 10/28/09         $  6,426,253
EURO      5,020,000        General Motors, 7.25%, 7/3/13                        4,869,348
          4,250,000        General Motors Acceptance Corp., 6.75%,
                             12/1/14 (c)                                        3,873,556
                                                                             ------------
                                                                             $ 15,169,157
                                                                             ------------
                           Tires & Rubber - 1.0%
          8,715,000        Goodyear Tire & Rubber, 9.0%, 7/1/15              $  8,976,450
                                                                             ------------
                           Total Automobiles & Components                    $ 27,234,457
                                                                             ------------
                           Consumer Durables & Apparel - 1.7%
                           Homebuilding - 1.7%
          4,120,000        Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)    $  4,161,200
          5,100,000        WCI Communities, Inc., 6.625%, 3/15/15 (c)           4,449,750
          1,695,000        WCI Communities, Inc., 7.875%, 10/1/13               1,614,488
          3,750,000        William Lyon Homes, 7.5%, 2/15/14                    3,215,625
          2,480,000        William Lyon Homes, 7.625%, 12/15/12                 2,139,000
                                                                             ------------
                                                                             $ 15,580,063
                                                                             ------------
                           Total Consumer Durables & Apparel                 $ 15,580,063
                                                                             ------------
                           Consumer Services - 3.8%
                           Casinos & Gaming - 2.1%
          3,450,000        Codere Finance Luxembourg SA., 8.25%, 6/15/15     $  4,655,724
          6,260,000        Little Traverse Bay Odawa Inn, 10.25%,
                             2/15/14 (144A)                                     6,166,100
          1,705,000        MTR Gaming Group, 9.75%, 4/1/10                      1,811,563
          1,855,000        San Pasqual Casino, 8.0%, 9/15/13 (144A)             1,873,550
                                                                             ------------
                                                                             $ 14,506,937
                                                                             ------------
                           Hotels, Resorts & Cruise Lines - 1.2%
          6,490,000        Galaxy Entertainment Financial, 9.875%,
                             12/15/12 (144A)                                 $  6,717,150
          1,000,000        HRP Myrtle Beach, Floating Rate Note,
                             4/1/12 (144A)                                      1,005,000
          2,725,000        Station Casinos, Inc., 6.625%, 3/15/18 (144A)        2,592,156
          6,125,000        Trump Entertainment Resorts, 8.5%, 6/1/15            6,033,125
                                                                             ------------
                                                                             $ 16,347,431
                                                                             ------------
                           Specialized Consumer Services - 0.5%
          3,450,000        Tui AG, Floating Rate Note, 12/10/10 (144A)       $  4,318,510
                                                                             ------------
                           Total Consumer Services                           $ 35,172,878
                                                                             ------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           Media - 6.2%
                           Broadcasting & Cable TV - 4.4%
    $     8,840,000        C&M Finance, Ltd., 8.1%, 2/1/16 (144A)            $  8,739,551
          7,000,000        Cablemas SA de CV, 9.375%, 11/15/15 (144A)           7,507,500
          8,040,000        Huges Network System, 9.5%, 4/15/14 (144A)           8,190,750
EURO      1,875,000        Kabel BW Holdings GMBH, Floating Rate Note,
                             2/3/15                                             2,447,518
EURO      4,112,435        Kabel Deutsch Holding, Floating Rate Note,
                             12/15/14 (144A)                                    5,510,770
EURO      7,200,000        Kabel Deutschland GMBH, 10.625%, 7/1/14              7,776,000
                                                                             ------------
                                                                             $ 40,172,089
                                                                             ------------
                           Movies & Entertainment - 1.2%
         10,770,000        Corp Interamer De Entret, 8.875%,
                             6/14/15 (144A)                                  $ 10,678,455
                                                                             ------------
                           Publishing - 0.6%
          2,665,000        Sheridan Acquisition Corp. 10.25%, 8/15/11        $  2,744,950
          3,580,000        Visant Holding Corp., Step Coupon, 12/1/13           2,783,450
                                                                             ------------
                                                                             $  5,528,400
                                                                             ------------
                           Total Media                                       $ 56,378,944
                                                                             ------------
                           Retailing - 0.7%
                           Computer & Electronics Retail - 0.4%
          3,835,000        GSC Holdings Corp., 8.0%, 10/1/12 (144A)          $  3,839,794
                                                                             ------------
                           Distributors - 0.3%
EURO      2,150,000        Central Eur Distribution Corp., 8.0%,
                             7/25/12 (144A)                                  $  2,969,183
                                                                             ------------
                           Specialty Stores - 0.0%
             20,000        Hines Nurseries, Inc., 10.25%, 10/1/11            $     19,800
                                                                             ------------
                           Total Retailing                                   $  6,828,777
                                                                             ------------
                           Food & Drug Retailing - 1.7%
                           Drug Retail - 0.5%
          4,685,000        Duane Reade, Inc., 9.75%, 8/1/11                  $  3,759,713
            375,000        Duane Reade, Inc., Floating Rate Note,
                             12/15/10 (c)                                         373,125
                                                                             ------------
                                                                             $  4,132,838
                                                                             ------------
                           Food Distributors - 1.2%
          5,650,000        Doane Pet Care Co., 10.625%, 11/15/15             $  6,893,000
          4,095,000        Wornick Co., 10.875%, 7/15/11                        4,238,325
                                                                             ------------
                                                                             $ 11,131,325
                                                                             ------------
                           Total Food & Drug Retailing                       $ 15,264,163
                                                                             ------------

24   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           Food, Beverage & Tobacco - 1.4%
                           Agricultural Products - 0.9%
    $     9,080,000        Cosan SA Industria, 8.25%, 12/1/49 (144A)         $  8,762,200
                                                                             ------------
                           Brewers - 0.5%
          4,269,000        Argentine Beverages, 7.375%, 3/22/12 (144A)       $  4,285,009
            120,000        Cia Brasileira de Bebida, 8.75%, 9/15/13               136,500
                                                                             ------------
                                                                             $  4,421,509
                                                                             ------------
                           Total Food, Beverage & Tobacco                    $ 13,183,709
                                                                             ------------
                           Health Care Equipment & Services - 2.8%
                           Health Care Equipment - 1.1%
          2,800,000        Accellent, Inc., 10.5%, 12/1/13                   $  3,010,000
          7,119,000        Hanger Orthopedic Group, 10.375%, 2/15/09 (c)        7,368,165
                                                                             ------------
                                                                             $ 10,378,165
                                                                             ------------
                           Health Care Services - 0.9%
          1,760,000        AMR Holdco/Emcar Holdco, 10.0%, 2/15/15           $  1,883,200
          2,900,000        Medical Services Co., Floating Rate Note,
                             10/15/11 (144A)                                    2,508,500
          3,665,000        Rural/Metro Corp., 9.875%, 3/15/15                   3,944,456
                                                                             ------------
                                                                             $  8,336,156
                                                                             ------------
                           Managed Health Care - 0.8%
          6,600,000        Multiplan, Inc., 10.375% 4/15/16 (144A)           $  6,707,250
                                                                             ------------
                           Total Health Care Equipment & Services            $ 25,421,571
                                                                             ------------
                           Pharmaceuticals & Biotechnology - 1.4%
                           Biotechnology - 0.1%
          1,615,000        Angiotech Pharmaceutical, 7.75%, 4/1/14 (144A)    $  1,623,075
                                                                             ------------
                           Pharmaceuticals - 1.2%
         11,200,000        Warner Chilcott Corp., 9.0%, 2/1/15 (144A)        $ 11,144,000
                                                                             ------------
                           Total Pharmaceuticals & Biotechnology             $ 12,767,075
                                                                             ------------
                           Banks - 2.5%
                           Diversified Banks - 2.5%
          6,575,000        ATF Bank JSC, 9.25%, 4/12/12 (144A)               $  6,766,990
          3,750,000        Kazkommerts Finance 2 BV, Floating Rate Note,
                             11/29/49                                           3,871,875
          1,650,000        Kazkommerts International BV, 8.0%, 11/3/15          1,650,000
          3,495,000        Russian Stand Bank, 7.5%, 10/7/10 (144A)             3,363,938
          7,070,000        Turanalem Finance BV, 8.5%, 2/10/15 (144A)           7,158,375
                                                                             ------------
                                                                             $ 22,811,178
                                                                             ------------
                           Total Banks                                       $ 22,811,178
                                                                             ------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           Diversified Financials - 1.9%
                           Investment Banking & Brokerage - 0.2%
    $     2,000,000        Sistema Finance SA, 10.25%, 4/14/08               $  2,115,600
                                                                             ------------
                           Diversified Financial Services - 0.2%
          1,625,000        Bombardier Capital, Inc., 7.09%, 3/30/07          $  1,631,175
                                                                             ------------
                           Specialized Finance - 1.5%
          6,640,000        Dollar Financial Group, 9.75%, 11/15/11           $  6,988,600
          6,125,000        Da-Lite Screen Co., Inc., 9.5%, 5/15/11              6,507,813
                                                                             ------------
                                                                             $ 13,496,413
                                                                             ------------
                           Total Diversified Financials                      $ 17,243,188
                                                                             ------------
                           Insurance - 1.4%
                           Life & Health Insurance - 0.5%
          4,191,000        Presidential Life Corp., 7.875%, 2/15/09          $  4,191,000
                                                                             ------------
                           Multi-Line Insurance - 0.0%
            300,000        Hanover Insurance Group, 7.625%, 10/15/25         $    297,284
                                                                             ------------
                           Property & Casualty Insurance - 0.2%
          2,000,000        Kingsway America, Inc., 7.5%, 2/1/14              $  1,991,426
                                                                             ------------
                           Reinsurance - 0.7%
            500,000        Odyssey Re Holdings, 7.65%, 11/1/13               $    496,600
          5,755,000        Platinum Underwriters HD, 7.5%, 6/1/17               5,619,631
                                                                             ------------
                                                                             $  6,116,231
                                                                             ------------
                           Total Insurance                                   $ 12,595,941
                                                                             ------------
                           Real Estate - 0.5%
                           Real Estate Investment Trust - 0.5%
          5,025,000        Trustreet Properties Inc., 7.5%, 4/1/15           $  5,037,563
                                                                             ------------
                           Total Real Estate                                 $  5,037,563
                                                                             ------------
                           Software & Services - 0.1%
                           Application Software - 0.1%
          1,000,000        Serena Software, 10.375%, 3/15/16 (144A)          $  1,065,000
                                                                             ------------
                           Total Software & Services                         $  1,065,000
                                                                             ------------
                           Technology Hardware & Equipment - 0.5%
                           Electronic Manufacturing Services - 0.5%
          4,460,000        Sanmina-Sci Corp., 6.75%, 3/1/13 (c)              $  4,270,450
                                                                             ------------
                           Total Technology Hardware & Equipment             $  4,270,450
                                                                             ------------
                           Semiconductors - 0.1%
          1,475,000        Magnachip Semiconductor, 8.0%, 12/15/14           $  1,375,438
                                                                             ------------
                           Total Semiconductors                              $  1,375,438
                                                                             ------------

26   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           Telecommunication Services - 7.8%
                           Integrated Telecommunication Services - 1.6%
    $     3,950,000        Dycom Industries, 8.125%, 10/15/15                $  4,068,500
          7,310,000        Eschelon Operating Co, 8.375%, 3/15/10               7,017,600
          2,000,000        Nordic Telephone Co., Holdings, Floating Rate
                             Note, 5/1/16 (144A)                                2,598,074
            500,000        Nordic Telephone Co., Holdings, Floating Rate
                             Note, 5/1/16                                         649,519
            630,000        Tele Norte Leste Participacoes , 8.0%, 12/18/13        670,950
                                                                             ------------
                                                                             $ 15,004,643
                                                                             ------------
                           Wireless Telecommunication Services - 6.2%
EURO      6,475,000        Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)            $  6,993,000
EURO      1,885,000        Cell C Pty, Ltd., 8.625%, 7/1/12 (144A)              2,573,496
          4,885,000        Cleveland Unlimited, Inc., Floating Rate Note,
                             12/15/10 (144A)                                    5,080,400
          3,300,000        Digicel, Ltd., 9.25%, 9/1/12 (144A)                  3,489,750
          2,350,000        Horizon PCS Inc., 11.375%, 7/15/12                   2,667,250
          6,870,000        Inmarsat Finance Plc, Floating Rate Note,
                             11/15/12                                           5,908,200
          4,980,000        Mobile Telesystems Finance, 8.0%, 1/28/12            5,048,475
          1,889,000        Mobile Telesystems Finance, 8.375%,
                             10/14/10 (144A)                                    1,948,031
CAD          10,000        Rogers Cantel, Inc., 10.5%, 6/1/06                       8,977
CAD       5,700,000        Rogers Wireless, Inc., 7.625%, 12/15/11              5,423,479
          5,700,000        Stratos Global Corp., 9.875%, 2/15/13 (144A)         5,721,375
            850,000        UBS Vimpelcom, 10.0%, 6/16/09                          917,830
            900,000        UBS Vimpelcom, 10.0%, 6/16/09 (144A)                   972,000
          2,000,000        UBS Vimpelcom, 8.375%, 10/22/11 (144A)               2,072,500
         10,940,000        Zeus Special Sub, Ltd., Floating Rate Note,
                             2/1/15 (144A) (c)                                  7,931,500
                                                                             ------------
                                                                             $ 56,756,263
                                                                             ------------
                           Total Telecommunication Services                  $ 71,760,906
                                                                             ------------
                           Utilities - 1.3%
                           Electric Utilities - 1.2%
          6,507,000        AES Chivor, 9.75%, 12/30/14 (144A)                $  7,320,370
          2,553,126        Juniper Generation, 6.79%, 12/31/14 (144A)           2,449,440
          1,960,000        Light Servicos Eletricidade, Floating Rate Note,
                             7/25/13                                            1,925,700
                                                                             ------------
                                                                             $ 11,695,510
                                                                             ------------

The accompanying notes are an integral part of these financial statements.   27

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           Multi-Utilities - 0.0%
    $       460,000        Reliant Energy, Inc., 6.75%, 12/15/14             $    418,600
                                                                             ------------
                           Total Utilities                                   $ 12,114,110
                                                                             ------------
                           TOTAL CORPORATE BONDS
                           (Cost $818,422,524)                               $831,899,756
                                                                             ------------
                           FOREIGN GOVERNMENT BONDS - 1.6%
ITL   2,100,000,000        Banco Nac De Desen Econo, 8.0%, 4/28/10           $  1,518,250
BRL       4,950,000        Federal Republic of Brazil, 12.5%, 1/5/16            2,361,772
BRL       2,405,000        Federal Republic of Brazil, 7.875%, 3/7/15           2,590,185
COP       1,650,000        Republic of Colombia, 10.75%, 1/15/13                2,050,125
COP   2,510,000,000        Republic of Columbia, 11.75%, 3/1/10                 1,173,089
COP  10,258,000,000        Republic of Columbia, 12.0%, 10/22/15                5,087,923
            285,000        Republic of Ecuador, Floating Rate Note,
                             8/15/30 (d)                                          294,262
                                                                             ------------
                                                                             $ 15,075,606
                                                                             ------------
                           TOTAL FOREIGN GOVERNMENT BONDS
                           (Cost $13,623,394)                                $ 15,075,606
                                                                             ------------
                           MUNICIPAL BONDS - 0.0%
                           Government - 0.0%
                           Municipal Airport - 0.0%
             15,000        New Jersey Economic Development Authority
                           Special Facility Revenue, 7.0%, 11/15/30          $     15,197
                                                                             ------------
                           Municipal Facilities - 0.0%
            250,000        East Chicago Exempt Facilities, 7.0%, 1/1/14      $    262,973
                                                                             ------------
                           TOTAL MUNICIPAL BONDS
                           (Cost $229,929)                                   $    278,170
                                                                             ------------
                           WARRANTS - 0.0%
                           Materials - 0.0%
                           Forest Products - 0.0%
              3,250        Mandra Forestry-CW13, Warrants, Exp. 5/15/13*     $          -
                                                                             ------------
                           Total Materials                                   $          -
                                                                             ------------
                           Capital Goods - 0.0%
                           Building Products - 0.0%
            133,000        Thule Drilling ASA-CW07*                          $          -
                                                                             ------------
                           Total Capital Goods                               $          -
                                                                             ------------

28   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          Principal
             Amount
            USD ($)                                                                 Value
                           Transportation - 0.0%
                           Railroads - 0.0%
    $         5,250        Atlantic Express Transportation, Exp. 4/15/08 **  $          -
                                                                             ------------
                           TOTAL WARRANTS
                           (Cost $0)                                         $          -
                                                                             ------------
                           TEMPORARY CASH INVESTMENTS - 4.6%
                           Repurchase Agreement - 1.2%
         11,000,000        UBS Warburg, Inc., 4.6%, dated 4/28/06,
                           repurchase price of of $11,000,000 plus
                           accrued interest on 5/1/06, collateralized by
                           $11,305,000 U.S. Treasury Bill, 4.545%,
                           6/22/06                                           $ 11,000,000
                                                                             ------------


         Shares
                           SECURITY LENDING COLLATERAL - 3.4%
         31,168,665        Securities Lending Investment Fund, 4.75%         $ 31,168,665
                                                                             ------------
                           TOTAL TEMPORARY CASH INVESTMENTS
                           (Cost $42,168,665)                                $ 42,168,665
                                                                             ------------
                           TOTAL INVESTMENT IN SECURITIES - 101.3%
                           (Cost $914,058,444) (a)(b)                        $930,339,404
                                                                             ------------
                           OTHER ASSETS AND LIABILITIES - (1.3)%             $(11,710,766)
                                                                             ------------
                           TOTAL NET ASSETS - 100.0%                         $918,628,638
                                                                             ============

*     Non-income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2006, the value of these securities amounted to $410,842,252 or 44.7% of total net assets.

STEP Debt obligation initially issued at one coupon which converts to another couple at a specific date. The rate shown is the rate at the end of the period.

(a) At April 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $914,227,979 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $ 29,265,279
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                          (13,153,854)
                                                                               ------------
      Net unrealized gain                                                      $ 16,111,425
                                                                               ============

The accompanying notes are an integral part of these financial statements.   29

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

(b) Distribution of investment by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

      United States                                                      56.3%
      Norway                                                              4.8
      Brazil                                                              4.6
      Mexico                                                              4.0
      Canada                                                              3.5
      Luxembourg                                                          3.5
      Bermuda                                                             3.5
      Netherlands                                                         2.7
      Germany                                                             2.5
      United Kingdom                                                      2.3
      Cayman Islands                                                      2.1
      Columbia                                                            1.8
      South Africa                                                        1.8
      Denmark                                                             1.4
      Panama                                                              1.3
      Argentina                                                           1.0
      France                                                              1.0
      South Korea                                                         1.0
      Other (Individually less than 1%)                                   1.9
                                                                         ----
                                                                          100%
                                                                         ====

(c)   At April 30, 2006, the following securities were out on loan:



       Principal
          Amount
         USD ($)   Description                                                     Value
    $    607,000   AMR Corp, 10.2%, 3/15/20                                  $   610,035
       3,603,250   Graham Packaging Co., 9.875%, 10/15/14                      3,817,630
       3,112,900   General Motors Acceptance Corp., 6.75%, 12/1/14             2,969,707
       7,410,000   Graphic Packaging Co., 9.5%, 8/15/13                        7,454,460
       4,716,000   Hanger Orthopedic Group, 10.375%, 2/15/09                   5,057,910
         508,000   Polyone Corp., 8.875%, 5/1/12                                 548,140
       4,319,000   Sanmina-Sci Corp., 6.75%, 3/1/13                            4,275,810
       2,697,000   United Rentals NA, Inc., 7.75%, 11/15/13                    2,865,563
       3,095,400   WCI Communities, Inc., 6.625%, 3/15/15                      2,773,941
       1,097,200   Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 (144A)     795,470
                                                                             -----------
                   Total                                                     $31,168,666
                                                                             ===========

(d) Debt obligation initially issued at on coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.


Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted:

      EURO     Euro
      COP      Columbian Peso
      ITL      Italian Lira
      NOK      Norwegian Kroner
      CAD      Canadian Dollar
      BRL      Brazilian Lira

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2006 aggregated $304,853,142 and $163,333,527, respectively.


30   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $31,168,666) (cost $914,058,444)                                $930,339,404
  Cash                                                                10,662,010
  Foreign currencies, at value (cost $3,878,831)                       4,175,947
  Receivables -
    Investment securities sold                                         1,998,182
    Fund shares sold                                                   6,669,606
    Interest                                                          19,793,789
    Due from Pioneer Investment Management, Inc.                           7,406
    Other                                                                 35,711
                                                                    ------------
     Total assets                                                   $973,682,055
                                                                    ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                 $ 18,760,966
    Fund shares repurchased                                            2,364,512
    Dividends                                                          2,406,042
    Upon return of securities loaned                                  31,168,665
  Due to affiliates                                                      322,868
  Accrued expenses                                                        30,365
                                                                    ------------
     Total liabilities                                              $ 55,053,418
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $898,654,838
  Undistributed net investment income                                    657,961
  Accumulated net realized gain on investments and foreign
    currency transactions                                              2,767,002
  Net unrealized gain on investments                                  16,280,960
  Net unrealized gain on other assets and liabilities
    denominated in foreign currencies                                    267,877
                                                                    ------------
     Total net assets                                               $918,628,638
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $463,650,512/37,877,934 shares)                 $      12.24
                                                                    ============
  Class B (based on $114,755,134/9,394,533 shares)                  $      12.22
                                                                    ============
  Class C (based on $340,212,921/27,930,603 shares)                 $      12.18
                                                                    ============
  Class Y (based on $10,071/837 shares)                             $      12.03
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($12.24 [divided by] 95.5%)                               $      12.82
                                                                    ============

The accompanying notes are an integral part of these financial statements.   31

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/06


INVESTMENT INCOME:
  Interest                                                 $33,733,452
  Income from securities loaned, net                           122,603
                                                           -----------
     Total investment income                                                 $33,856,055
                                                                             -----------
EXPENSES:
  Management fees                                          $ 2,729,412
  Transfer agent fees and expenses
   Class A                                                     251,361
   Class B                                                      78,514
   Class C                                                     189,309
   Class Y                                                         246
  Distribution fees
   Class A                                                     486,706
   Class B                                                     528,991
   Class C                                                   1,545,982
  Administrative reimbursements                                 70,501
  Custodian fees                                                19,367
  Registration fees                                             41,250
  Professional fees                                             46,686
  Printing expense                                              25,883
  Fees and expenses of nonaffiliated trustees                    7,783
  Miscellaneous                                                  6,898
                                                           -----------
     Total expenses                                                          $ 6,028,889
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                         (28,524)
     Less fees paid indirectly                                                    (9,370)
                                                                             -----------
     Net expenses                                                            $ 5,990,995
                                                                             -----------
       Net investment income                                                 $27,865,060
                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                             $ 2,624,877
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies         143,267       $ 2,768,144
                                                           -----------       -----------
  Change in net unrealized gain on:
   Investments                                             $23,010,770
   Other assets and liabilities denominated in
     foreign currencies                                        289,351       $23,300,121
                                                           -----------       -----------
  Net gain on investments                                                    $26,068,265
                                                                             -----------
  Net increase in net assets resulting from operations                       $53,933,325
                                                                             ===========

32   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/06 and the Year Ended 10/31/05


                                                            Six Months
                                                              Ended             Year
                                                             4/30/06            Ended
                                                           (unaudited)        10/31/05
FROM OPERATIONS:
Net investment income                                    $   27,865,060    $   35,968,778
Net realized gain on investments                              2,768,144         2,360,771
Change in net unrealized gain (loss) on investments          23,300,121       (12,150,887)
                                                         --------------    --------------
    Net increase in net assets resulting
     from operations                                     $   53,933,325    $   26,178,662
                                                         --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.44 and $0.90 per share, respectively)    $  (14,137,769)   $  (17,088,531)
    Class B ($0.39 and $0.80 per share, respectively)        (3,456,055)       (4,312,340)
    Class C ($0.39 and $0.80 per share, respectively)       (10,140,327)      (14,293,466)
    Class Y ($0.29 and $0.00 per share, respectively)              (240)
Net realized gain:
    Class A ($0.03 and $0.00 per share, respectively)          (987,789)                -
    Class B ($0.03 and $0.00 per share, respectively)          (283,524)                -
    Class C ($0.03 and $0.00 per share, respectively)          (831,672)                -
                                                         --------------    --------------
     Total distributions to shareowners                  $  (29,837,376)   $  (35,694,337)
                                                         --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  275,868,837    $  674,647,326
Reinvestment of distributions                                14,959,852        16,405,125
Cost of shares repurchased                                 (126,973,657)     (133,942,624)
Redemption Fees                                                  15,585            95,912
                                                         --------------    --------------
    Net increase in net assets resulting from
     Fund share transactions                             $  163,870,617    $  557,205,739
                                                         --------------    --------------
    Net increase in net assets                           $  187,966,566    $  547,690,064
NET ASSETS:
Beginning of period                                         730,662,072       182,972,008
                                                         --------------    --------------
End of period (including undistributed net investment
  income of $657,961 and $527,291 respectively)          $  918,628,638    $  730,662,072
                                                         ==============    ==============

The accompanying notes are an integral part of these financial statements.   33

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '06 Shares      '06 Amount       '05 Shares      '05 Amount
CLASS A                            (unaudited)      (unaudited)
Shares sold                        14,481,360    $ 174,908,204      28,487,580    $ 344,805,683
Reinvestment of distributions         711,099        8,593,580         725,075        8,745,645
Less shares repurchased            (6,255,087)     (75,308,078)     (6,212,612)     (74,793,960)
                                   ----------    -------------      ----------    -------------
    Net increase                    8,937,372    $ 108,193,706      23,000,043    $ 278,757,368
                                   ==========    =============      ==========    =============
CLASS B
Shares sold                         1,881,538    $  22,621,804       7,207,460    $  87,051,659
Reinvestment of distributions         130,994        1,579,351         148,205        1,783,405
Less shares repurchased              (923,650)     (11,110,600)       (785,108)      (9,433,668)
                                   ----------    -------------      ----------    -------------
    Net increase                    1,088,882    $  13,090,555       6,570,557    $  79,401,396
                                   ==========    =============      ==========    =============
CLASS C
Shares sold                         6,528,301    $  78,328,841      20,153,947    $ 242,885,896
Reinvestment of distributions         398,499        4,786,921         489,403        5,876,075
Less shares repurchased            (3,382,496)     (40,554,979)     (4,138,449)     (49,714,996)
                                   ----------    -------------      ----------    -------------
    Net increase                    3,544,304    $  42,560,783      16,504,901    $ 199,046,975
                                   ==========    =============      ==========    =============
CLASS Y*
Shares sold                               837    $       9,988
Reinvestment of distributions               -                -
Less shares repurchased                     -                -
                                   ----------    -------------
    Net increase                          837    $       9,988
                                   ==========    =============

* Class Y Shares were first publicly offered on December 28, 2005

34   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended
                                                     4/30/06     Year Ended    Year Ended    Year Ended    Year Ended  8/27/01 to
                                                   (unaudited)    10/31/05      10/31/04      10/31/03      10/31/02   10/31/03
CLASS A

Net asset value, beginning of period               $   11.88     $   11.79     $   11.31     $    8.56    $    9.51    $   10.00
                                                   ---------     ---------     ---------     ---------    ---------    ---------
Increase (decrease) from investment operations:
 Net investment income                             $    0.44     $    0.90     $    0.69     $    1.00    $    1.02    $    0.12
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions         0.39          0.09          0.89          2.75        (0.95)       (0.49)
                                                   ---------     ---------     ---------     ---------    ---------    ---------
 Net increase (decrease) from investment
  operations                                       $    0.83     $    0.99     $    1.58     $    3.75    $    0.07    $   (0.37)
Distributions to shareowners:
 Net investment income                                 (0.44)        (0.90)        (0.89)        (1.00)       (1.02)       (0.12)
 Net realized gain                                     (0.03)            -         (0.21)            -            -            -
                                                   ---------     ---------     ---------     ---------    ---------    ---------
Total distributions                                $   (0.47)    $   (0.90)    $   (1.10)    $   (1.00)   $   (1.02)   $   (0.12)
                                                   ---------     ---------     ---------     ---------    ---------    ---------
Redemption Fee                                     $       -(b)  $       -(b)  $       -     $       -    $       -    $       -
                                                   ---------     ---------     ---------     ---------    ---------    ---------
Net increase (decrease) in net asset value         $    0.36     $    0.09     $    0.48     $    2.75    $   (0.95)   $   (0.49)
                                                   ---------     ---------     ---------     ---------    ---------    ---------
Net asset value, end of period                     $   12.24     $   11.88     $   11.79     $   11.31    $    8.56    $    9.51
                                                   =========     =========     =========     =========    =========    =========
Total return*                                           7.13%         8.52%        14.82%        45.58%        0.31%       (3.65)%
Ratio of net expenses to average net assets+            1.10%**       1.04%         0.75%         0.75%        0.75%        0.75%**
Ratio of net investment income to average net
 asets+                                                 7.34%**       7.40%         8.02%         9.76%       10.79%        7.17%**
Portfolio turnover rate                                   42%**         36%           50%          124%          47%          89%**
Net assets, end of period (in thousands)           $ 463,651     $ 343,886     $  70,063     $     848    $     642    $     713
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                           1.12%**       1.18%         1.41%        14.37%       18.70%       30.55%**
 Net investment income (loss)                           7.32%**       7.26%         7.36%        (3.68)%      (7.16)%     (22.63)%**
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                           1.10%**       1.04%         0.75%         0.75%        0.75%        0.75%**
 Net investment income                                  7.34%**       7.40%         8.02%         9.76%       10.79%        7.17%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a) The Fund Commenced operations on 8/27/01 and was first publicly offered on December 1, 2003.
(b)  Amount rounds to less than one cent per share.

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months
                                                    Ended                        12/1/03 (a)
                                                   4/30/06        Year Ended         to
                                                 (unaudited)       10/31/05       10/31/04
CLASS B
Net asset value, beginning of period              $   11.85       $   11.76       $   11.47
                                                  ---------       ---------       ---------
Increase from investment operations:
  Net investment income                           $    0.39       $    0.80       $    0.82
  Net realized and unrealized gain on
   investments and foreign currency
   transactions                                        0.39            0.09            0.49
                                                  ---------       ---------       ---------
  Net increase from investment operations         $    0.78       $    0.89       $    1.31
Distributions to shareowners:
  Net investment income                               (0.38)          (0.80)          (0.81)
  Net realized gain                                   (0.03)              -           (0.21)
                                                  ---------       ---------       ---------
Total distributioons                              $   (0.41)      $   (0.80)      $   (1.02)
                                                  ---------       ---------       ---------
Redemption Fee                                    $       -(b)    $       -(b)    $       -
                                                  ---------       ---------       ---------
Net increase in net asset value                   $    0.37       $    0.09       $    0.29
                                                  ---------       ---------       ---------
Net asset value, end of period                    $   12.23       $   11.85       $   11.76
                                                  =========       =========       =========
Total return*                                          6.80%           7.62%          12.12%
Ratio of net expenses to average net assets+           1.88%**         1.91%           1.58%**
Ratio of net investment income to average
  net assets+                                          6.57%**         6.57%           7.26%**
Portfolio turnover rate                                  42%**           36%             50%
Net assets, end of period (in thousands)          $ 114,755       $  98,462       $  20,408
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         1.88%**         1.97%           2.20%**
  Net investment income                                6.57%**         6.51%           6.64%**
Ratios with waiver of management fees paid by
  PIM and reduction for fees paid indirectly:
  Net expenses                                         1.88%**         1.91%           1.58%**
  Net investment income                                6.57%**         6.57%           7.26%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class B shares were first publicly offered on December 1, 2003.
(b)  Amount rounds to less than one cent per share.

36   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months
                                                    Ended                        12/1/03 (a)
                                                   4/30/06        Year Ended         to
                                                 (unaudited)       10/31/05       10/31/04
CLASS C
Net asset value, beginning of period              $   11.82       $   11.74       $   11.47
                                                  ---------       ---------       ---------
Increase from investment operations:
  Net investment income                           $    0.39       $    0.80       $    0.77
  Net realized and unrealized gain on
   investments and foreign currency
   transactions                                        0.39            0.08            0.47
                                                  ---------       ---------       ---------
  Net increase from investment operations         $    0.78       $    0.88       $    1.24
Distributions to shareowners:
  Net investment income                               (0.39)          (0.80)          (0.76)
  Net realized gain                                   (0.03)              -           (0.21)
                                                  ---------       ---------       ---------
Total distributions                               $   (0.42)      $   (0.80)      $   (0.97)
                                                  ---------       ---------       ---------
Redemption Fee                                    $       -(b)    $       -(b)    $       -
                                                  ---------       ---------       ---------
Net increase in net asset value                   $    0.36       $    0.08       $    0.27
                                                  ---------       ---------       ---------
Net asset value, end of period                    $   12.18       $   11.82       $   11.74
                                                  =========       =========       =========
Total return*                                          6.74%           7.60%          11.45%
Ratio of net expenses to average net assets+           1.86%**         1.84%           1.51%**
Ratio of net investment income to average
  net assets+                                          6.59%**         6.63%           7.30%**
Portfolio turnover rate                                  42%**           36%             50%
Net assets, end of period (in thousands)          $ 340,213       $ 288,314       $  92,501
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         1.86%**         1.91%           2.11%**
  Net investment income                                6.59%**         6.56%           6.70%**
Ratios with waiver of management fees by PIM
  and reduction for fees paid indirectly:
  Net expenses                                         1.86%**         1.84%           1.51%**
  Net investment income                                6.59%**         6.63%           7.30%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class C shares were first publicly offered on December 1, 2003.
(b)  Amount rounds to less than one cent per share.

The accompanying notes are an integral part of these financial statements.   37

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    12/28/05 (a) to
                                                                        4/30/06
                                                                      (unaudited)
CLASS Y
Net asset value, beginning of period                                   $   11.95
                                                                       ---------
Increase from investment operations:
  Net investment income                                                $    0.09
  Net realized and unrealized gain on investments and
   foreign currency transactions                                            0.28
                                                                       ---------
  Net increase from investment operations                              $    0.37
Distributions to shareowners:
  Net investment income                                                    (0.29)
                                                                       ---------
Total distributions                                                    $   (0.29)
                                                                       ---------
Redemption Fee                                                                 -(b)
                                                                       ---------
Net increase in net asset value                                        $    0.08
                                                                       ---------
Net asset value, end of period                                         $   12.03
                                                                       =========
Total return*                                                               5.28%
Ratio of net expenses to average net assets+                                6.22%**
Ratio of net investment income to average net assets+                       2.36%**
Portfolio turnover rate                                                       42%**
Net assets, end of period (in thousands)                               $      10
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                              8.06%**
  Net investment income                                                     0.51%**
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                              6.22%**
  Net investment income                                                     2.36%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class Y shares were first publicly offered on December 28, 2005
(b)  Amount rounds to less than one cent per share.

38   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Global High Yield Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on May 5, 2001 and commenced operations on August 27, 2001. Prior to August 27, 2001 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The Fund's shares, including Class A Shares, were first publicly offered on December 1, 2003. Prior to December 1, 2003, the Fund shares outstanding were owned by PFD. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers four classes of shares - Class A, Class B, Class C shares and Class Y shares. Class Y shares were first publicly offered on December 28, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class Y shareowners, respectively. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. Temporary cash investments are valued at amortized cost.

     All discounts and premiums on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis into interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund is not diversified, which means that it can invest a higher percentage of its

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus. Please refer to these documents when considering the Fund's risks. The Fund's investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

    The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At April 30, 2006, the Fund had no outstanding portfolio or settlement hedges.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended October 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                                  2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $ 35,694,337
Long-term capital gain                                                   -
                                                              ------------
     Total                                                    $ 35,694,337
                                                              ============
--------------------------------------------------------------------------------

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2005:

--------------------------------------------------------------------------------
                                                                  2005
--------------------------------------------------------------------------------
Undistributed ordinary income                                 $ 2,825,576
Undistributed long-term gain                                    2,101,843
Dividend payable                                               (2,128,749)
Unrealized appreciation                                        (6,920,819)
                                                              -----------
     Total                                                    $(4,122,149)
                                                              ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appre ciation is attributable to accrued interest on defaulted bonds.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $139,146 in underwriting commissions on the sale of Class A shares during the year ended April 30, 2006.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C of the Fund, respectively (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

     same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund's investment adviser, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; and 0.65% of the next $500 million; and 0.60% on the assets over $1 billion.

Effective March 1, 2005, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund expenses to 1.10%, 2.00% and 2.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through March 1, 2008 for Class A shares and through March 1, 2006 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30,

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2006, $49,331 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $28,028 in transfer agent fees receivable from PIMSS at April 30, 2006.

4.   Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $301,566 in distribution fees payable to PFD at April 30, 2006.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended April 30, 2006, CDSCs in the amount of $221,989 were paid to PFD.

Effective March 2, 2004, the Fund charges a 2.00% redemption fee on Class A, Class B, and Class C shares redeemed within 30 days of purchase. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the year ended April 30, 2006, the Fund collected $15,584 in redemption fees, which are included in the Fund's capital account.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended April 30, 2006, the Fund's expenses were reduced by $9,370 under such arrangements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, break points in the management fee for the Fund and a peer group selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2005 and the first quintile for the three years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) on the class A shares of the Fund relative to the yield (as of June 30, 2005) on the Merrill Lynch Global High Yield and EMP Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the first quintile (after expense limitations) relative to the expense ratios paid by other funds in that peer group for that comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to the expense ratios of similar funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                       Officers
John F. Cogan, Jr., Chairman                   John F. Cogan, Jr., President
David R. Bock                                  Osbert M. Hood, Executive
Mary K. Bush                                     Vice President
Margaret B.W. Graham                           Vincent Nave, Treasurer
Osbert M. Hood                                 Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll-free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 30, 2006

* Print the name and title of each signing officer under his or her signature.